The Nature of Expenses	12 Months Ended
Dec. 31, 2020
The Nature of Expenses
The Nature of Expenses

Note 30. The Nature of Expenses

(a)  Depreciation of property, plant and equipment

	Year ended December 31,
	2018	2019	2020
	(in thousands)
Recognized in cost of revenues	$8,600	8,146	6,935
Recognized in operating expenses	9,747	14,040	14,938
	$18,347	22,186	21,873

(b)  Amortization of intangible assets

	Year ended December 31,
	2018	2019	2020
	(in thousands)
Recognized in cost of revenues	$3	58	57
Recognized in operating expenses	1,977	2,155	1,666
	$1,980	2,213	1,723

(c)  Employee benefits expense

	Year ended December 31,
	2018	2019	2020
	(in thousands)
Salary	$91,822	80,617	88,149
Labor and health insurance	6,054	5,668	5,805
Pension	5,474	5,246	4,536
Others	3,576	3,586	4,867
	$106,926	95,117	103,357

Employee benefits expense summarized by function
Recognized in cost of revenues	$6,512	5,597	5,579
Recognized in operating expenses	100,414	89,520	97,778
	$106,926	95,117	103,357